Trade and other payables (Tables)	6 Months Ended
Jun. 30, 2025
Trade and other payables [abstract]
Schedule of Trade and Other Payables

	June 30, 2025	December 31, 2024
	$	$
Trade payables	2,618,673	2,999,512
Accrued expenses	1,363,564	1,754,583
VAT payable	75,931	61,464
Total	4,058,168	4,815,559